Uncertain Tax Positions - Unrecognized Tax Positions Included in Other Non-Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 7,769	$ 5,508	$ 8,234
Increase for tax positions taken during the current year	2,000	1,169	533
Increase for tax positions taken in a prior period	652	3,000
Lapses and settlements	(1,792)	(1,931)	(3,339)
Foreign currency translation	(40)	23	80
Balance at the end of the year	$ 8,589	$ 7,769	$ 5,508